FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME [abstract]
Schedule of equity Investments at fair value through other comprehensive income
	2019	2020
	RMB’000	RMB’000

Non-current assets
Investments in unlisted companies	351,045	377,631

Schedule of amounts recognized in profit or loss and other comprehensive income
	2020	2019
	RMB’000	RMB’000

Dividends from equity investments at FVOCI recognized in profit or loss in other losses - net (Note 33)	7,735	7,047
- Related to investments held at the end of the reporting period	7,735	7,047